Right-Of-Use Assets and Lease Liabilities (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Right-Of-Use Assets and Lease Liabilities (Details) [Line Items]
Lease liabilities (in Dollars)	$ 319
Bottom of range [member]
Right-Of-Use Assets and Lease Liabilities (Details) [Line Items]
Lease term	3 years
Top of range [member]
Right-Of-Use Assets and Lease Liabilities (Details) [Line Items]
Lease term	5 years